Provisions - Disclosure of Assumptions Used to Measure Retirement Benefits (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [table]
Social security contribution rate	42.00%	42.00%
Discount rate	2.92%	0.98%
Staff turnover	5.86%	5.86%
Duration	20 years	20 years
Executive
Disclosure of defined benefit plans [table]
Retirement assumptions	66 years	66 years
Salary increase rate (including inflation)	3.00%	3.00%
Non-executive
Disclosure of defined benefit plans [table]
Retirement assumptions	64 years	64 years
Salary increase rate (including inflation)	0.025%	0.025%